LEV & BERLIN, P.C.
ATTORNEYS AT LAW
200 CONNECTICUT AVENUE, 5TH FLOOR
NORWALK, CONNECTICUT 06854
203-838-8500
TOLL FREE: 800-377-4508
FACSIMILE: 203-854-1652
www.levberlin.com
————

DUANE BERLIN	Writer’s Direct Dial Number:
DONNA M. LATTARULO °	203-838-8500, ext. 15
SCOTT C. WELLS ×
ERIC S. DARMOFAL ×	Writer’s E-Mail Address: dberlin@levberlin.com
        ————
DONALD M. KLEBAN ×
BRUCE L. LEV ¤
     Of Counsel
        ————
°  Also admitted in New York & Massachusetts
×  Also admitted in New York
¤  Also admitted in Virginia

February 17, 2005

VIA EDGAR AND
FEDERAL EXPRESS

Ms. Peggy Fisher
Assistant Director
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Electro Energy Inc. Form SB-2 File No. 333-121026

Dear Ms. Fisher:

                 In response to your letter to our client, Electro Energy Inc. (the “Company”), dated January 5, 2005, with respect to the above-referenced filing, we have enclosed herewith the following for your review:

                 (1)         Copies of the Company's registration statement on Form SB-2 (the "Registration Statement"), revised pursuant to the comments set forth in your letter of January 5, 2005 (marked (via Federal Express only) and clean);

                 (2)         A memorandum from the Company setting forth its responses to your January 5, 2005 letter and referring to the changes it has made to the Registration Statement in response thereto;

                 (3)         A supplemental copy of an industry research report prepared by The Freedonia Group, Inc. (via Federal Express only); and

                 (4)         A supplemental copy of the Company's Articles of Amendment Designating Series A Convertible Preferred Stock (via Federal Express only).

LEV & BERLIN, P.C.

February 17, 2005

Ms. Peggy Fisher

                 Please note that all page references made in the Company’s memorandum provided herewith are to the marked revision of the Company’s Registration Statement.

                 The revised Registration Statement, along with the Company’s memorandum, has been filed via EDGAR simultaneously herewith.

                 Should you have any questions regarding any of the foregoing, or should you require anything further, please do not hesitate to contact the undersigned (tel: 203 838 8500; fax: 203 854 1652).

Very truly yours,

/s/Duane L. Berlin
Duane L. Berlin

Enclosures

cc:	Mr. Martin Klein Electro Energy Inc. 30 Shelter Rock Road Danbury, CT 06810